WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 100.1%
Alabama - 6.4%
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	$3,020,000	$2,948,547
Senior Lien, Warrants, Series A, AGM	5.500%	10/1/53	400,000	460,096
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	1,120,000	1,331,915
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	3,000,000	3,603,540
Lower Alabama Gas District, Natural Gas Revenue:
Project #2	4.000%	12/1/25	400,000	454,916	(a)(b)
Series A	5.000%	9/1/46	1,700,000	2,462,399

Total Alabama				11,261,413

Arizona - 4.6%
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	190,000	253,815
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,170,000	1,353,468	(a)(b)(c)
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Public School Project	5.000%	2/15/36	1,000,000	1,135,400	(d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	500,000	562,010	(d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	217,609	(d)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	1,000,000	1,096,520	(d)
Great Hearts Academies, Refunding	5.000%	7/1/41	1,200,000	1,337,268
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/37	1,500,000	2,080,755

Total Arizona				8,036,845

California - 10.0%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	599,560
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,286,240
California State MFA Revenue:
Senior Lien, LINXS Apartment Project, Series A	5.000%	12/31/43	500,000	600,995	(c)
Senior Lien, LINXS Apartment Project, Series A	5.000%	12/31/47	200,000	239,086	(c)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project	5.000%	7/1/39	$700,000	$852,068	(d)
California State Public Works Board Lease Revenue, Various Capital Projects, Series A	5.125%	10/1/31	1,000,000	1,069,060
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	500,000	541,690	(d)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	360,000	388,987	(d)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	300,000	314,475
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	400,000	419,300
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	500,000	564,175
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	100,000	116,307	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,628,330
Series C	7.000%	11/1/34	2,000,000	3,158,160
Series C	6.500%	11/1/39	2,000,000	3,256,660
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	601,770
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	620,000	677,424
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	150,000	150,374
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	200,000	241,954

Total California				17,706,615

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 3.4%
Aristation Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Refunding and Improvements	5.000%	12/1/38	$500,000	$541,970
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	4.000%	8/1/49	500,000	556,065
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	165,168
North Range, CO, Metropolitan District #2, GO, Series A, Refunding	5.625%	12/1/37	500,000	530,300
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	3,345,000	3,715,325
Solaris, CO, Metropolitan District #3, GO, Subordinate Limited Tax, Series B	7.000%	12/15/46	500,000	520,660

Total Colorado				6,029,488

Connecticut - 0.7%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	612,330
Connecticut State, GO, Series A	4.000%	4/15/37	600,000	693,342

Total Connecticut				1,305,672

Delaware - 1.2%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	2,000,000	2,045,060

District of Columbia - 1.7%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/42	2,000,000	2,141,600
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	100,000	105,788
KIPP Charter School	6.000%	7/1/33	200,000	234,160	(e)
KIPP Charter School	6.000%	7/1/43	250,000	292,700	(e)
Metropolitan Washington Airports Authority Revenue, Dulles Metrorail and Capital Improvement Project, Series B, Refunding	4.000%	10/1/49	250,000	284,093

Total District of Columbia				3,058,341

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 3.2%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	$1,250,000	$1,399,225	(c)
Senior Bonds, Series B	4.000%	9/1/49	500,000	553,745	(c)
Florida State Development Finance Corp., Educational Facilities Revenue:
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	250,000	278,760	(d)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	215,000	237,424	(d)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/28	500,000	590,075
Martin County, FL, IDA, Revenue, Indiantown Cogeneration LP Project, Refunding	4.200%	12/15/25	1,500,000	1,513,620	(c)(d)
Palm Beach County, FL, Health Facilities Authority Revenue, Sinai Residences Boca Raton Project	7.500%	6/1/49	400,000	450,772
Reunion, FL, East Community Development District, Special Assessment Bond:
Series 1	6.600%	5/1/33	95,000	102,605
Series A-2	7.375%	5/1/33	285,000	3	*(f)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	684,371	554,340	*(f)

Total Florida				5,680,569

Georgia - 0.1%
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	150,000	181,578

Illinois - 13.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	500,000	583,655
Chicago, IL, Board of Education, GO, Series C, AGM	5.000%	12/1/32	250,000	307,753
Chicago, IL, GO:
Series 2005D, Refunding	5.500%	1/1/34	1,250,000	1,451,412
Series A	5.000%	1/1/44	500,000	587,610
Series A, Refunding	5.000%	1/1/29	500,000	615,145
Series A, Refunding	6.000%	1/1/38	300,000	370,884
Series C, Refunding	5.000%	1/1/25	500,000	573,635
Chicago, IL, Motor Fuel Tax Revenue, Refunding, AGM	5.000%	1/1/32	1,000,000	1,109,920
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/42	500,000	589,980	(c)
Series A, Refunding	5.000%	1/1/31	1,500,000	1,743,105	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	1,000,000	1,162,530

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/38	$500,000	$582,050
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	609,575
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,260,000	1,529,564
Illinois State Finance Authority, Revenue, Franciscan Communities Inc.:
Series A	5.250%	5/15/47	130,000	147,831	(e)
Series A	5.250%	5/15/47	870,000	925,080
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	311,025
Illinois State Toll Highway Authority Revenue, Series 2019, Refunding	5.000%	1/1/27	1,400,000	1,749,384
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	123,201
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/26	650,000	764,290
Series 2016, Refunding	5.000%	2/1/29	300,000	356,088
Series A, Refunding	5.000%	10/1/29	1,100,000	1,338,568
Series C	5.000%	11/1/29	1,250,000	1,488,300
Series D	5.000%	11/1/26	1,000,000	1,184,320
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	350,000	407,043
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	1,200,000	1,322,028	(g)
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.000%	6/15/50	155,000	157,289
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	930,000	1,226,000

Total Illinois				23,317,265

Indiana - 1.6%
Indiana State Finance Authority Revenue, Private Activity Ohio River Bridges East End Crossing Project, Series A	5.000%	7/1/48	2,000,000	2,200,500	(c)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	500,000	590,015	(c)

Total Indiana				2,790,515

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 1.8%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	$1,400,000	$1,539,608	(a)(b)
Series B	4.000%	1/1/25	1,500,000	1,675,440	(a)(b)

Total Kentucky				3,215,048

Louisiana - 0.9%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	700,000	834,652
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	551,745
Parish of St. John the Baptist, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	250,000	259,330	(a)(b)

Total Louisiana				1,645,727

Maryland - 2.1%
Maryland State EDC Revenue, Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	400,000	487,212	(c)
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	3,000,000	3,200,820

Total Maryland				3,688,032

Massachusetts - 2.2%
Massachusetts State DFA Revenue:
Newbridge Charles Inc., Refunding	5.000%	10/1/47	250,000	275,595	(d)
UMass Boston Student Housing Project	5.000%	10/1/41	200,000	231,944
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	500,000	617,890
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	300,725
Massachusetts State, GO, Consolidated Loan, Series C	5.000%	5/1/49	2,000,000	2,507,540

Total Massachusetts				3,933,694

Michigan - 1.4%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	250,000	279,883
Great Lakes, MI, Water Authority Water Supply System Revenue, Senior Lien, Series C, Refunding	5.000%	7/1/35	200,000	239,396
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	310,000	321,299	(d)
Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	230,000	243,591	(d)

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	$400,000	$446,436
Senior Lien, Great Lakes Water Authority & Sewer, Series C-1, Refunding	5.000%	7/1/44	270,000	290,598
Senior Lien, Great Lakes Water Authority & Sewer, Series C-6, Refunding	5.000%	7/1/33	260,000	298,503
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	250,000	303,218	(c)

Total Michigan				2,422,924

Missouri - 2.6%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/46	650,000	793,559	(c)
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kingswood Project	6.000%	11/15/51	200,000	161,820	(d)
Missouri State HEFA Revenue, Senior Living Facilities:
Lutheran Senior Services	6.000%	2/1/41	500,000	521,530
Lutheran Senior Services	5.000%	2/1/44	750,000	820,477
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	2,225,800

Total Missouri				4,523,186

Nebraska - 2.1%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	3,340,000	3,630,613

Nevada - 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	300,000	318,102	(d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	500,000	524,590	(d)

Total Nevada				842,692

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 8.5%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	$420,000	$458,640	(c)
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,700,880	(c)
Transit Transportation Project	5.000%	11/1/32	1,500,000	1,863,060
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	125,000	147,576	(c)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	100,000	121,899
New Jersey State Higher Education State, Student Assistance Authority Revenue, Subordinated, Series 1B	5.000%	12/1/44	640,000	696,045	(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/32	4,720,000	5,476,427
Transportation Program, Series AA	5.000%	6/15/46	1,000,000	1,182,230
Transportation System, Series A, Refunding	5.000%	12/15/28	1,000,000	1,244,120
Salem County, NJ, PCFA Revenue, Chambers Project, Series A	5.000%	12/1/23	1,820,000	1,963,525	(c)
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	150,000	174,833

Total New Jersey				15,029,235

New Mexico - 0.4%
Santa Fe, NM, Retirement Facilities Revenue:
EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	250,000	277,750
EL Castillo Retirement Residences Project, Series B	2.625%	5/15/25	400,000	401,760

Total New Mexico				679,510

New York - 2.2%
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,205,000	1,341,057	(d)
New York State Liberty Development Corp., Second Priority Liberty Revenue, Bank of America Tower at One Bryant Park Project, Class 3, Refunding	2.800%	9/15/69	750,000	779,880
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/36	750,000	912,127	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	300,000	340,677	(c)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	500,000	569,280	(g)

Total New York				3,943,021

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding, State Appropriations	5.000%	7/1/47	$500,000	$576,695

Ohio - 0.7%
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	350,000	363,923	(a)(b)(c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	788,368	(c)

Total Ohio				1,152,291

Oklahoma - 0.3%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	143,075	358	*(f)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	576,650

Total Oklahoma				577,008

Oregon - 0.8%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	500,000	585,585
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Refunding	5.000%	11/15/51	725,000	804,076

Total Oregon				1,389,661

Pennsylvania - 6.4%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	350,000	404,530
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/33	200,000	248,882
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/28	350,000	396,427

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Erie County, PA, Convention Center Authority Guaranteed Hotel Revenue, County Guaranty, Refunding	5.000%	1/15/36	$750,000	$874,740
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	500,000	587,770
Montgomery County, PA, Industrial Development Authority, Retirement Community Revenue:
Acts Retirement-Life-Communities, Refunding	5.000%	11/15/28	1,400,000	1,509,144
Acts Retirement-Life-Communities, Refunding	5.000%	11/15/29	1,350,000	1,454,544
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	250,000	258,408	(a)(b)(c)
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B, Refunding	5.000%	6/1/39	3,170,000	3,753,502
Philadelphia, PA, Authority for IDR:
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	615,990
Discovery Charter School Project	6.250%	4/1/37	500,000	516,005
Lease Revenue, Refunding	5.000%	10/1/30	250,000	332,318
Performing Arts Charter School Project	6.000%	6/15/23	360,000	364,093	(d)

Total Pennsylvania				11,316,353

Puerto Rico - 1.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	240,000	202,303
CAB, Restructured, Series A-1	0.000%	7/1/46	3,300,000	968,286
Restructured, Series A-1	4.750%	7/1/53	200,000	221,784
Restructured, Series A-1	5.000%	7/1/58	1,450,000	1,634,005

Total Puerto Rico				3,026,378

Texas - 12.4%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A	5.000%	12/1/46	200,000	225,750
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	571,240
Central Texas Regional Mobility Authority Revenue, Subordinated Lien, Refunding	5.000%	1/1/42	2,000,000	2,184,120
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	500,000	631,610	(c)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B, Step bond (0.000% until 10/1/28; 5.500%)	0.000%	10/1/35	1,500,000	1,680,870

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	$1,000,000	$1,023,840	(c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	24,055	(c)
Series 2017	5.000%	11/1/36	20,000	23,908	(c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	5,000,000	5,146,800
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	100,000	109,382
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	150,000	163,170
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	150,000	159,185
New Hope, Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue:
MRC Crestview	5.000%	11/15/36	550,000	606,606
Westminster Manor Project	5.000%	11/1/40	1,000,000	1,122,770
New Hope, Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing Stephenville II LLC, Tartleton State University Project	5.000%	4/1/39	1,165,000	1,261,485
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	829,521
Texas Midwest Public Facility Corp., Revenue, Secure Treatment Facility Project	9.000%	10/1/30	2,000,000	1,320,000	*(f)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	850,000	1,010,131
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/28	1,500,000	1,652,250
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	1,000,000	1,151,750	(c)
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	500,000	622,610	(h)
Willacy County, TX, Jail, Public Facilities Corp. Project Revenue	7.500%	11/1/25	325,000	307,879

Total Texas				21,828,932

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - 1.4%
Virgin Islands Public Finance Authority Revenue, Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	$2,400,000	$2,404,608

Utah - 0.8%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	435,036
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	291,308
Utah State Infrastructure Agency, Telecommunication Revenue, Series A	5.250%	10/15/33	550,000	654,769

Total Utah				1,381,113

Virginia - 2.2%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	250,000	296,197	(c)
Series B, Refunding	5.000%	7/1/45	300,000	353,001	(c)
Virginia State Small Business Financing Authority Revenue:
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	1,000,000	1,086,620	(c)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.500%	1/1/42	2,000,000	2,172,120	(c)

Total Virginia				3,907,938

Washington - 0.2%
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series B, Refunding	5.000%	8/1/26	250,000	299,238	(a)(b)

West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	250,000	325,733	(a)(b)

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 1.9%
Public Finance Authority, WI, Limited Obligation Pilot Revenue:
American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	$250,000	$284,818	(d)
American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	250,000	302,003	(d)
Public Finance Authority, WI, Revenue:
Celanese Project, Series B, Refunding	5.000%	12/1/25	550,000	635,376	(c)
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	250,000	270,110	(d)
Fellowship Senior Living Project, Series P, Refunding	5.000%	1/1/46	600,000	700,968
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	1,000,000	1,179,450

Total Wisconsin				3,372,725

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $160,540,026)				176,525,716

SHORT-TERM INVESTMENTS - 0.3%
MUNICIPAL BONDS - 0.3%
New York - 0.3%
New York State HFA Revenue, Series B LOC - Landesbank Hessen - Thueringen (Cost - $500,000)	1.180%	5/1/42	500,000	500,000	(i)(j)

			SHARES
MONEY MARKET FUNDS - 0.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $90,023)	1.519%		90,023	90,023

TOTAL SHORT-TERM INVESTMENTS (Cost - $590,023)				590,023

TOTAL INVESTMENTS - 100.4% (Cost - $161,130,049)				177,115,739
Liabilities in Excess of Other Assets - (0.4)%				(765,328)

TOTAL NET ASSETS - 100.0%				$176,350,411

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	The coupon payment on these securities is currently in default as of January 31, 2020.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority

At January 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	27	3/20	$5,139,581	$5,229,562	$(89,981)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report	15

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in intermediate and long-term municipal debt securities issued by state and local governments. However, the Fund may invest in municipal obligations of any maturity.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

16

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

17

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$176,525,716	—	$176,525,716
Short-Term Investments†:
Municipal Bonds	—	500,000	—	500,000
Money Market Funds	$90,023	—	—	90,023

Total Short-Term Investments	90,023	500,000	—	590,023

Total Investments	$90,023	$177,025,716	—	$177,115,739

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$89,981	—	—	$89,981

†	See Schedule of Investments for additional detailed categorizations.

18